Debt (Narrative) (Details) $ in Millions		6 Months Ended		12 Months Ended
	Jun. 06, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 03, 2018	Dec. 31, 2019 USD ($) fiscal_quarter debt_covenant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 03, 2018	Aug. 03, 2015 USD ($)
Debt Instrument [Line Items]
Current portion - long-term debt				$ 140.2
Issuance of long-term debt				422.3	$ 0.0	$ 0.0
Unamortized Deferred Financing Costs		$ (6.3)			(6.3)
Current portion - long-term debt		4.6		$ 139.8	4.6
Debt Covenant, Interest Coverage Ratio, Minimum				2.50
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum				0.65
Long Term Indebtedness, Less than or Equal to				$ 750.0
Long-term Debt, Excluding Current Maturities		581.5		434.6	581.5
Long-term Debt, Maturities, Repayments of Principal in Year Two				0.2
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Letter Of Credit Sublimit				75.0
Line of Credit Facility, Additional Borrowing Capacity				100.0
Long-term Debt, Excluding Current Maturities		581.5		$ 434.6	581.5
3.95% Senior Notes due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End				Jan. 01, 2049
Long-term Debt, Gross				$ 425.0
Debt instrument interest percentage				3.95%
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Issuance of long-term debt	$ 425.0
Extinguishment of Debt, Amount	$ 435.0
Debt instrument interest percentage				3.95%
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End				Aug. 24, 2022
Long-term Debt, Gross		$ 436.1		$ 0.0	$ 436.1
Eurodollar rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		3.25%			3.25%		2.00%
Base Rate Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		2.25%			2.25%		1.00%
Revolving Credit Agreement and Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant				2
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter				4
Interest Coverage Ratio				8.51
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum				0.67
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End				Feb. 01, 2061
Long-term Debt, Gross		$ 17.7		$ 17.5	$ 17.7
Debt instrument interest percentage				4.20%
Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Early prepayment rate			101.00%
Standard Repayment Rate		100.00%
First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Total Debt to Total Capitalization Ratio				0.57
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount					60.0
Debt Instrument, Face Amount								$ 200.0
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End				Aug. 01, 2020
Long-term Debt, Gross				$ 140.0
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 586.1		$ 574.4	$ 586.1
Minimum [Member] | One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				2.395%